Intangible assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Continuing operations	$ 1,500,241
Intangible assets	225,776	$ 10,534,278
Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	6,721,513
LTRA license
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 225,776
Trade Name
Disclosure of detailed information about intangible assets [line items]
Intangible assets		937,500
Customer list (B2B relationships)
Disclosure of detailed information about intangible assets [line items]
Intangible assets		3,692,778
Developed technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets		$ 5,904,000